Consolidated Statement of Financial Position $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 COP ($)
Assets
Cash and cash equivalents	$ 22,336,838	$ 7,485.5	[1]	$ 22,193,004
Held-for-trading:
Debt securities	2,650,536	888.2	[1]	2,343,902
Equity securities	2,149,160	720.2	[1]	1,747,614
Financial assets at fair value through profit or loss	4,799,696	1,608.4		4,091,516
Derivative instruments	328,392	110.1	[1]	502,209
Held-for-trading, total	5,128,088	1,718.5		4,593,725
Available-for-sale financial assets:
Debt securities	17,790,127	5,961.8	[1]	17,662,733
Equity securities	824,033	276.2	[1]	729,779
Financial assets available-for-sale	18,614,160	6,238.0	[1]	18,392,512
Held-to-maturity investments	2,899,039	971.5	[1]	2,570,486
Other financial assets at fair value through profit or loss	2,282,611	765.0	[1]	2,072,674
Loans and receivables:
Commercial	99,428,894	33,320.7	[1]	93,149,211
Consumer	50,382,895	16,884.3	[1]	46,927,997
Mortgages	16,151,299	5,412.6	[1]	14,683,537
Microcredit	409,688	137.3	[1]	399,431
Allowance for impairment losses	(5,618,481)	(1,882.9)	[1]	(4,261,444)
Loans and receivables, net	160,754,295	53,872.0	[1]	150,898,732
Other accounts receivable, net	4,239,272	1,420.7		3,524,594
Total loans and receivables	164,993,567	55,292.7	[1]	154,423,326
Hedging derivatives	55,261	18.5	[1]	128,479
Non-current assets held for sale	101,382	34.0	[1]	259,527
Investments in associates and joint ventures	1,043,014	349.5	[1]	1,146,647
Tangible assets:
Property, plant and equipment to own-use and given in operating lease, net	5,804,073	1,945.1	[1]	5,901,325
Investment properties	783,794	262.7	[1]	610,188
Biological assets	66,139	22.2		48,002
Property, plant and equipment	6,654,006	2,230.0	[1]	6,559,515
Concession arrangement rights	3,114,167	1,043.6	[1]	2,805,314
Goodwill	6,901,056	2,312.7	[1]	6,824,935
Other intangible assets	848,681	284.4	[1]	735,043
Income tax assets:
Current	907,476	304.1	[1]	584,157
Deferred	139,423	46.7	[1]	194,962
Income tax assets, net	1,046,899	350.8	[1]	779,119
Other assets	519,771	174.2	[1]	589,415
Total assets	236,538,540	79,268.9	[1]	224,073,721
Financial liabilities held for trading
Derivative instruments	298,665	100.1	[1]	640,695
Customer deposits:
Checking accounts	36,017,602	12,070.2	[1]	34,978,189
Savings accounts	55,778,677	18,692.6	[1]	50,573,924
Time deposits	62,616,163	20,984.0	[1]	58,006,144
Other	472,782	158.4	[1]	328,798
Deposits from customers	154,885,224	51,905.2	[1]	143,887,055
Financial obligations
Interbank borrowings and overnight funds	4,970,430	1,665.7	[1]	6,315,717
Borrowings from banks and others	18,205,320	6,101.0	[1]	17,906,633
Bonds issued	19,102,196	6,401.5	[1]	18,568,236
Borrowings from development entities	2,998,090	1,004.7	[1]	2,725,695
Financial liabilities	45,276,036	15,172.9	[1]	45,516,281
Total financial liabilities at amortized cost	200,161,260	67,078.1	[1]	189,403,336
Hedging derivatives	13,464	4.5	[1]	43,436
Provisions:
For legal	165,353	55.4	[1]	155,749
Other	527,262	176.7	[1]	464,607
Total Provisions	692,615	232.1	[1]	620,356
Income tax liabilities:
Current	330,828	110.9	[1]	405,081
Deferred	1,696,843	568.6	[1]	1,246,809
Income tax liabilities, net	2,027,671	679.5	[1]	1,651,890
Employee benefits	1,238,172	414.9	[1]	1,097,594
Other liabilities	6,235,466	2,089.6	[1]	5,957,192
Total liabilities	210,667,313	70,598.8	[1]	199,414,499
Equity
Subscribed and paid-in capital	22,281	7.5	[1]	22,281
Additional paid-in capital	8,303,431	2,782.7	[1]	8,307,527
Retained earnings	7,174,418	2,404.3	[1]	6,522,128
Other comprehensive income	786,866	263.7	[1]	749,617
Equity attributable to owners of the parent	16,286,996	5,458.2	[1]	15,601,553
Non-controlling interest	9,584,231	3,211.9	[1]	9,057,669
Total equity	25,871,227	8,670.1	[1]	24,659,222
Total liabilities and equity	$ 236,538,540	$ 79,268.9	[1]	$ 224,073,721

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.